NOTE 3 - ACQUISITION - Pro-forma unaudited consolidated statement of operations (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
NET SALES	$ 1,054,826
COST OF SALES	907,083
GROSS MARGIN	147,743
Total Selling, General and Administrative Expenses	19,037,104
LOSS FROM OPERATIONS	(18,889,361)
Total Other Income (Expenses)	(848,180)
LOSS BEFORE INCOME TAXES	(19,737,541)
INCOME TAX EXPENSE
NET LOSS	$ (19,737,541)
BASIC AND DILUTED:
Net loss per common share	$ (1.76)
Weighted average shares outstanding	11,207,869